Interest and Finance Costs, net (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Change in fair value of non-hedging financial instruments	$ 3,696	$ 2,152	$ 8,242	$ (11,337)
Interest Rate Swap [Member]
Number of floating-to-fixed interest rate swaps	11		11
Notional amount of floating-to-fixed interest rate swaps	$ 531,780		$ 531,780
Fixed interest rate	1.87%		1.87%
Floating rate basis			six-month LIBOR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 25,595		$ 25,595		$ 36,183
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	8,471		8,471
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Number of floating-to-fixed interest rate swaps		1		1
Change in fair value of non-hedging financial instruments				$ 75
Put Option [Member] | Not Designated as Hedging Instrument [Member]
Change in fair value of non-hedging financial instruments			207	$ 1,788
Number of bunker put option agreements held		6		6	3
Cash received from terminations			35
Fair value asset of bunker swap agreement	$ 0		0		$ 207
Derivative, Cost of Hedge				$ 1,675
Derivative, Cash Received on Hedge				429
Swap [Member] | Not Designated as Hedging Instrument [Member]
Change in fair value of non-hedging financial instruments			$ 8,449		$ 13,058
Number of bunker swap agreements held	18		18		18
Fair value of bunker swap agreement	$ 306		$ 306		$ 8,755
Call Option [Member] | Not Designated as Hedging Instrument [Member]
Change in fair value of non-hedging financial instruments				$ 142